SHARE CAPITAL (Details) - £ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of issued capital [text block] [Abstract]
Number of shares issued and fully paid	518,000,000	0	0
Proportion of voting rights held by non-controlling interests	100.00%
Number of shares redesignated as ordinary shares	80,921,051
Par Value Of Redesignated Ordinary Shares (in Pounds per share)	£ 0.10